Loans Receivable, Net (Past Due Financing Receivables) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 6,576,081	$ 6,713,137
60-89 Days Past Due	2,373,007	3,644,676
90 Days or More Past Due	13,741,649	10,012,397
Total Past Due	22,690,737	20,370,210
Current	325,077,980	351,014,826
Total	347,768,717	371,385,036
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	0	0
60-89 Days Past Due	1,087,299	1,363,132
90 Days or More Past Due	3,061,339	4,607,613
Total Past Due	4,148,638	5,970,745
Current	73,134,179	77,033,737
Total	77,282,817	83,004,482
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	1,868,787	1,494,429
60-89 Days Past Due	91,223	234,878
90 Days or More Past Due	573,644	399,062
Total Past Due	2,533,654	2,128,369
Current	47,857,570	50,077,532
Total	50,391,224	52,205,901
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	162,481	115,186
60-89 Days Past Due	99,784	0
90 Days or More Past Due	246,977	33,055
Total Past Due	509,242	148,241
Current	10,055,225	7,626,857
Total	10,564,467	7,775,098
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	4,544,813	5,103,522
60-89 Days Past Due	1,094,701	2,046,666
90 Days or More Past Due	9,859,689	4,972,667
Total Past Due	15,499,203	12,122,855
Current	194,031,006	216,276,700
Total	$ 209,530,209	$ 228,399,555